Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade and other receivables	€ 16,551	€ 20,840
Expected credit loss rate (as a percent)	12.40%	12.40%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 18,889	€ 23,794
Accumulated impairment
Trade and other receivables
Trade and other receivables	(2,338)	(2,954)
Plenitude customers
Trade and other receivables
Trade and other receivables	€ 2,439	€ 2,629
Expected credit loss rate (as a percent)	18.60%	17.80%
Plenitude customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 2,270	€ 2,518
Expected credit loss rate (as a percent)	3.10%	3.20%
Plenitude customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 110	€ 77
Expected credit loss rate (as a percent)	26.70%	28.70%
Plenitude customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 15	€ 20
Expected credit loss rate (as a percent)	71.70%	60.80%
Plenitude customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 32	€ 8
Expected credit loss rate (as a percent)	70.40%	89.20%
Plenitude customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 12	€ 6
Expected credit loss rate (as a percent)	96.50%	98.40%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 2,995	€ 3,200
Plenitude customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	2,342	2,601
Plenitude customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	150	108
Plenitude customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	53	51
Plenitude customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	108	74
Plenitude customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	342	366
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(556)	(571)
Plenitude customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(72)	(83)
Plenitude customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(40)	(31)
Plenitude customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(38)	(31)
Plenitude customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(76)	(66)
Plenitude customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(330)	(360)
Plenitude customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,929	1,883
Plenitude customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,477	1,508
Plenitude customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	107	74
Plenitude customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	45	35
Plenitude customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	93	63
Plenitude customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	207	203
Plenitude customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	907	870
Plenitude customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	716	657
Plenitude customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	39	33
Plenitude customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	7	11
Plenitude customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	11	7
Plenitude customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	134	162
Plenitude customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	159	447
Plenitude customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	149	436
Plenitude customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	4	1
Plenitude customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	1	5
Plenitude customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	4	4
Plenitude customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	€ 1	€ 1